Schedule of Disaggregation Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Total revenue	$ 14,628,290	$ 33,851,041	$ 27,572,692
Transferred over Time [Member]
Segment Reporting [Line Items]
Total revenue	11,018,290	33,851,041	27,572,692
Transferred at Point in Time [Member]
Segment Reporting [Line Items]
Total revenue	3,610,000
Trading of Wines and Spirits [Member]
Segment Reporting [Line Items]
Total revenue	3,610,000
Operating Segments [Member]
Segment Reporting [Line Items]
Total revenue	11,018,290	33,851,041	27,572,692
Public [Member] | Operating Segments [Member] | Provision of Wet Trades Works [Member]
Segment Reporting [Line Items]
Total revenue	3,128,608	11,279,200	11,488,228
Private [Member] | Operating Segments [Member] | Provision of Wet Trades Works [Member]
Segment Reporting [Line Items]
Total revenue	$ 7,889,682	$ 22,571,841	$ 16,084,464